Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	67 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Procure Space ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Procure Space ETF NAV
Average Annual Return, Percent	24.19%	(4.42%)	(3.32%)
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	38.02%	15.27%	14.89%
Wilshire 5000 Total Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilshire 5000 Total Market Index
Average Annual Return, Percent	35.97%	13.04%	12.51%